Subsequent Events - Schedule of refinance (Details) - Subsequent Event - Florida Mall	Feb. 04, 2022 USD ($)
Subsequent Event [Line Items]
Principal Amount	$ 300,000,000.0
SOFR
Subsequent Event [Line Items]
Interest Rate	1.97%